LOSS ON DISPOSAL OF A SUBSIDIARY (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain or loss on sale of stock in subsidiary				$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Disposal group, including discontinued operation, consideration	$ 310	$ 310		310
Assets of disposal group including discontinued operation	42,656	42,656		$ 42,656
Loss on disposal	42,346	$ 42,346
Zhengxinhui Education Technology Co Ltd [Member]
Equity method investment ownership percentage		100.00%		100.00%
Disposal group, including discontinued operation, consideration	310	$ 310		$ 310
Assets of disposal group including discontinued operation	42,656	42,656		$ 42,656
Gain or loss on sale of stock in subsidiary	$ 42,346	$ 42,346